Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2023
Accrued expenses and other liabilities
17. Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2022		2023		2023

	(In millions)
Bills payable	Rs.	130,937.4	Rs.	117,907.5	US$	1,434.6
Remittances in transit		91,766.3		61,927.3		753.5
Accrued expenses		58,522.2		45,684.4		555.8
Accounts payable		152,309.2		206,920.4		2,517.6
Derivatives (see note 23)		74,819.2		98,783.5		1,201.9
Lease liabilities		78,138.0		97,658.9		1,188.2
Others		94,969.2		125,471.4		1,526.6

Total	Rs.	681,461.5	Rs.	754,353.4	US$	9,178.2

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2022 and March 31, 2023 were Rs. 1,257.9 million and Rs. 1,194.7 million (US$ 14.5 million), respectively.